CONDENSED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)	5,000,000	5,000,000
Preference shares, shares issued (in Shares)	0	0
Preference shares, shares outstanding (in Shares)	0	0
Class A Ordinary Shares Subject to Possible Redemption
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares issued (in Shares)	20,125,000	20,125,000
Ordinary shares subject to possible redemption, shares outstanding (in Shares)	20,125,000	20,125,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	767,250	767,250
Ordinary shares, shares outstanding (in Shares)	767,250	767,250
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	7,069,913	7,069,913
Ordinary shares, shares outstanding (in Shares)	7,069,913	7,069,913